Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 8, 2011
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 8, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

VIRTUS ALPHASECTOR ROTATION FUND

Virtus AlphaSector RotationSM Fund,

a series of Virtus Opportunities Trust

Supplement dated June 8, 2011 to the Prospectuses

dated January 31, 2011 and March 15, 2011, as supplemented

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MAY 13, 2011 TO THE ABOVE-REFERENCED PROSPECTUSES. THIS SUPPLEMENT CORRECTS THE CLASS I INCEPTION DATE AND ASSOCIATED BENCHMARK PERFORMANCE INFORMATION AS IT APPEARED IN THE PRIOR SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

The performance information appearing in the fund's current summary prospectus and statutory prospectus is hereby supplemented with the information shown below. On September 29, 2009, F-Squared Investments, Inc., became the fund's subadviser and changed the fund's principal strategies to those currently described in the fund's prospectuses. The performance information in the bar chart and table below show performance only since F-Squared began as subadviser to the fund.

The following disclosure is hereby inserted following the performance bar chart and table currently appearing in the fund's summary prospectus and on page 6 of the fund's statutory prospectus:

Supplemental Performance Information

On September 29, 2009, F-Squared Investments, Inc. became the fund's subadviser and the fund's principal strategies were changed to those described in the fund's prospectus. The bar chart and table below show performance only since F-Squared began as subadviser to the fund.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

2010
------
13.85%

Best Quarter: 3Q/2010: 13.11%	Worst Quarter: 2Q/2010: -12.53%	Year to Date (3/31/11): 5.60%

Average Annual Total Returns (for the periods ended 12/31/10)

Returns reflect the deduction of maximum sales charges and full redemption at end of periods shown.

	1 year	Since Inception 9/29/2009*	Since Inception 9/29/2009*	Since Inception 10/1/09
Class A
Return Before Taxes	7.30%	9.86%	—	—
Return After Taxes on Distributions	7.09%	9.65%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	5.00%	8.38%	—	—
Class C
Return Before Taxes	12.90%	—	14.31%	—
Class I
Return Before Taxes	14.11%	—	—	18.68%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	15.06%	16.88%	16.88%	19.74%
*	F-Squared began managing the fund on September 29, 2009.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
VIRTUS ALPHASECTOR ROTATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001005020s_SupplementTextBlock

Virtus AlphaSector RotationSM Fund,

a series of Virtus Opportunities Trust

Supplement dated June 8, 2011 to the Prospectuses

dated January 31, 2011 and March 15, 2011, as supplemented

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MAY 13, 2011 TO THE ABOVE-REFERENCED PROSPECTUSES. THIS SUPPLEMENT CORRECTS THE CLASS I INCEPTION DATE AND ASSOCIATED BENCHMARK PERFORMANCE INFORMATION AS IT APPEARED IN THE PRIOR SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

The performance information appearing in the fund's current summary prospectus and statutory prospectus is hereby supplemented with the information shown below. On September 29, 2009, F-Squared Investments, Inc., became the fund's subadviser and changed the fund's principal strategies to those currently described in the fund's prospectuses. The performance information in the bar chart and table below show performance only since F-Squared began as subadviser to the fund.

The following disclosure is hereby inserted following the performance bar chart and table currently appearing in the fund's summary prospectus and on page 6 of the fund's statutory prospectus:

Supplemental Performance Information

On September 29, 2009, F-Squared Investments, Inc. became the fund's subadviser and the fund's principal strategies were changed to those described in the fund's prospectus. The bar chart and table below show performance only since F-Squared began as subadviser to the fund.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

2010
------
13.85%

Best Quarter: 3Q/2010: 13.11%	Worst Quarter: 2Q/2010: -12.53%	Year to Date (3/31/11): 5.60%

Average Annual Total Returns (for the periods ended 12/31/10)

Returns reflect the deduction of maximum sales charges and full redemption at end of periods shown.

	1 year	Since Inception 9/29/2009*	Since Inception 9/29/2009*	Since Inception 10/1/09
Class A
Return Before Taxes	7.30%	9.86%	—	—
Return After Taxes on Distributions	7.09%	9.65%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	5.00%	8.38%	—	—
Class C
Return Before Taxes	12.90%	—	14.31%	—
Class I
Return Before Taxes	14.11%	—	—	18.68%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	15.06%	16.88%	16.88%	19.74%
*	F-Squared began managing the fund on September 29, 2009.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011